Commitments and Contingencies - Schedule of Future Minimum Rental Payments for Operating Leases (Details) (10K) - USD ($)	Mar. 31, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
2019	$ 94,971	$ 162,716
2020	81,919	73,516
2021	36,365	31,481
Thereafter		48,197
Total	$ 266,456	$ 315,910